UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/09________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  4/3/09
   [Signature]               [City, State]
[Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 128

Form 13F Information Table Value Total: $  301,388
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Co                          COM              88579y101      540    10860 SH       SOLE                    10860
                                                               563    11320 SH       OTHER   1,2,3                    11320
Abercrombie & Fitch ClA        COM              002896207     1470    61770 SH       SOLE                    61770
                                                              1549    65090 SH       OTHER   1,2,3                    65090
Agco Corp                      COM              001084102      196     9990 SH       SOLE                     9990
                                                               279    14220 SH       OTHER   1,2,3                    14220
Alcoa Inc                      COM              013817101       46     6280 SH       SOLE                     6280
                                                                47     6380 SH       OTHER   1,2,3                     6380
Allstate Corp                  COM              020002101      484    25265 SH       SOLE                    25265
                                                               751    39206 SH       OTHER   1,2,3                    39206
Altria Group Inc.              COM              02209s103      306    19100 SH       SOLE                    19100
                                                               273    17020 SH       OTHER   1,2,3                    17020
Amgen Inc                      COM              031162100     1909    38551 SH       SOLE                    38551
                                                              2156    43546 SH       OTHER   1,2,3                    43546
Anadarko Petroleum             COM              032511107      722    18565 SH       SOLE                    18565
                                                               748    19235 SH       OTHER   1,2,3                    19235
BJ Svcs Co Com                 COM              055482103      147    14780 SH       SOLE                    14780
Bank Amer Corp                 COM              060505104      368    53966 SH       SOLE                    53966
                                                               333    48824 SH       OTHER   1,2,3                    48824
Boeing Co                      COM              097023105      381    10710 SH       SOLE                    10710
                                                               487    13690 SH       OTHER   1,2,3                    13690
Brinker International Inc      COM              109641100      489    32400 SH       SOLE                    32400
                                                               619    41000 SH       OTHER   1,2,3                    41000
Chevron Corp                   COM              166764100      811    12055 SH       SOLE                    12055
                                                              1066    15855 SH       OTHER   1,2,3                    15855
Christopher & Banks Cp         COM              171046105      250    61150 SH       SOLE                    61150
                                                               376    91929 SH       OTHER   1,2,3                    91929
Cigna Corp                     COM              125509109      407    23125 SH       SOLE                    23125
                                                               550    31295 SH       OTHER   1,2,3                    31295
Cimarex Energy Co              COM              171798101      406    22100 SH       SOLE                    22100
                                                               484    26350 SH       OTHER   1,2,3                    26350
Citigroup Inc                  COM              172967101      150    59414 SH       SOLE                    59414
                                                               220    86960 SH       OTHER   1,2,3                    86960
Comcast Corp New Cl A          COM              20030N101     1160    85038 SH       SOLE                    85038
                                                              1352    99137 SH       OTHER   1,2,3                    99137
Complete Prod Svcs Com         COM              20453E109       61    19915 SH       SOLE                    19915
Conocophillips                 COM              20825C104     1268    32375 SH       SOLE                    32375
                                                              1341    34255 SH       OTHER   1,2,3                    34255
Dell Inc                       COM              24702r101      119    12508 SH       SOLE                    12508
                                                                44     4595 SH       OTHER   1,2,3                     4595
Emulex Corp Com New            COM              292475209      997   198170 SH       SOLE                   198170
                                                               699   138950 SH       OTHER   1,2,3                   138950
Erie Indemnity Class B         COM              29530P201   170558     2340 SH       OTHER                             2340
Fedex Corp Com                 COM              31428X106      460    10330 SH       SOLE                    10330
                                                               556    12505 SH       OTHER   1,2,3                    12505
Goldman Sachs                  COM              38141G104     1120    10562 SH       SOLE                    10562
                                                              1080    10185 SH       OTHER   1,2,3                    10185
Integrated Device Tech         COM              458118106      553   121580 SH       SOLE                   121580
                                                               482   105850 SH       OTHER   1,2,3                   105850
J P Morgan Chase               COM              46625H100      974    36651 SH       SOLE                    36651
                                                              1203    45241 SH       OTHER   1,2,3                    45241
Johnson & Johnson              COM              478160104     1579    30015 SH       SOLE                    30015
                                                              1459    27735 SH       OTHER   1,2,3                    27735
Kemet Corp                     COM              488360108        4    17655 SH       SOLE                    17655
                                                                 0      820 SH       OTHER                              820
Kohl's Corp                    COM              500255104     1157    27330 SH       SOLE                    27330
                                                              1239    29268 SH       OTHER   1,2,3                    29268
Lilly Eli & Co                 COM              532457108      832    24915 SH       SOLE                    24915
                                                              1132    33870 SH       OTHER   1,2,3                    33870
Loews Corp                     COM              540424108      541    24490 SH       SOLE                    24490
                                                               400    18080 SH       OTHER   1,2,3                    18080
Lowe's Companies Inc           COM              548661107      685    37525 SH       SOLE                    37525
                                                               911    49900 SH       OTHER   1,2,3                    49900
Marathon Oil                   COM              565849106      572    21740 SH       SOLE                    21740
                                                               521    19830 SH       OTHER   1,2,3                    19830
Merck & Co Inc                 COM              589331107      250     9350 SH       SOLE                     9350
                                                               294    10976 SH       OTHER   1,2,3                    10976
Micron Technology Inc          COM              595112103      363    89380 SH       SOLE                    89380
                                                               482   118724 SH       OTHER   1,2,3                   118724
Morgan Stanley                 COM              617446448      312    13685 SH       SOLE                    13685
                                                               343    15067 SH       OTHER   1,2,3                    15067
Nike, Inc Cl B                 COM              654106103      360     7680 SH       SOLE                     7680
                                                               217     4630 SH       OTHER   1,2,3                     4630
Norfolk Southern               COM              655844108     1596    47290 SH       SOLE                    47290
                                                              1155    34210 SH       OTHER   1,2,3                    34210
Omnivision Technologies        COM              682128103      657    97745 SH       SOLE                    97745
                                                               729   108530 SH       OTHER   1,2,3                   108530
Partnerre Ltd                  COM              G6852T105      278     4485 SH       SOLE                     4485
                                                               421     6790 SH       OTHER   1,2,3                     6790
PepsiCo Inc                    COM              713448108      433     8418 SH       SOLE                     8418
                                                               468     9095 SH       OTHER   1,2,3                     9095
Pfizer Inc                     COM              717081103     1591   116826 SH       SOLE                   116826
                                                              1585   116344 SH       OTHER   1,2,3                   116344
Photronics Inc                 COM              719405102      155   161251 SH       SOLE                   161251
                                                               166   172952 SH       OTHER   1,2,3                   172952
Plantronics Inc New            COM              727493108     1564   129605 SH       SOLE                   129605
                                                              1298   107540 SH       OTHER   1,2,3                   107540
Seacor Holdings, Inc.          COM              811904101      515     8830 SH       SOLE                     8830
                                                               618    10605 SH       OTHER   1,2,3                    10605
Seagate Tech Hldgs             COM              G7945J104      598    99535 SH       SOLE                    99535
                                                               557    92695 SH       OTHER   1,2,3                    92695
Southwest Airlines Co          COM              844741108      432    68185 SH       SOLE                    68185
                                                               510    80530 SH       OTHER   1,2,3                    80530
Suntrust Banks Inc             COM              867914103       97     8250 SH       SOLE                     8250
                                                               145    12315 SH       OTHER   1,2,3                    12315
Tetra Technologies Del Com     COM              88162F105       54    16580 SH       SOLE                    16580
Time Warner Cable Inc Com      COM                             149     6016 SH       SOLE                     6016
                                                               101     4084 SH       OTHER   1,2,3                     4084
Time Warner Inc                COM              887317303      463    23966 SH       SOLE                    23966
                                                               314    16270 SH       OTHER   1,2,3                    16270
Verizon Comm                   COM              92343V104      986    32643 SH       SOLE                    32643
                                                              1056    34958 SH       OTHER   1,2,3                    34958
Wal-Mart Stores Inc            COM              931142103      532    10206 SH       SOLE                    10206
                                                               593    11375 SH       OTHER   1,2,3                    11375
Walgreen Co                    COM              931422109     2488    95835 SH       SOLE                    95835
                                                              2522    97155 SH       OTHER   1,2,3                    97155
Weatherford Intl Ltd           COM              H27013103      165    14920 SH       SOLE                    14920
Wyeth                          COM              983024100      151     3500 SH       SOLE                     3500
                                                               422     9800 SH       OTHER   1,2,3                     9800
ADR Royal Dutch Shell Plc Spon ADR              780259206      820    18508 SH       SOLE                    18508
                                                                42      950 SH       OTHER   1,2,3                      950
Midcap SPDR Trust Ser 1                         595635103      346 3900.000 SH       SOLE                 3900.000
SPDR Trust Series 1                             78462F103    15674 197104.000SH      SOLE               197104.000
                                                              6886 86596.000SH       OTHER   1,2,3                86596.000
Vanguard Total Stock Market VI                  922908769      885 22354.000SH       SOLE                22354.000
iShares Russel 2000                             464287655      208 4947.000 SH       SOLE                 4947.000
iShares Tr Dow Jones Us Tech S                  464287721      966 26100.000SH       SOLE                26100.000
iShares Tr Rusl 2000 Grow                       464287648      524 11400.000SH       SOLE                11400.000
Spdr Series Trust Lehmn Intl E                  78464A516      275     5371 SH       SOLE                     5371
iShares Barclays Aggregate Bon                  464287226     2094    20640 SH       SOLE                    20640
iShares GS $ InvesTop Corp Bd                   464287242     1299    13803 SH       SOLE                    13803
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      474     5620 SH       SOLE                     5620
Vanguard Intl Eqty Idx Emr Mkt                  922042858      831    35287 SH       SOLE                    35287
iShares Inc MSCI Japan                          464286848      218    27595 SH       SOLE                    27595
iShares MSCI EAFE                               464287465    25113   668084 SH       SOLE                   668084
                                                               392    10439 SH       OTHER                            10439
iShares MSCI EMRG                               464287234     1462    58941 SH       SOLE                    58941
                                                                54     2194 SH       OTHER                             2194